Document and Entity Information	Oct. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5998
Entity Tax Identification Number	36-2668272
Entity Address, Address Line One	1166 Avenue of the Americas,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MRSH
Entity Emerging Growth Company	false
Entity Central Index Key	0000062709
Amendment Flag	false
New York Stock Exchange
Entity Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas
Entity Information [Line Items]
Security Exchange Name	NYSETX